CONSOLIDATED BALANCE SHEET (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 10,361	$ 18,283
Real estate	517,150	565,367
Oil and natural gas properties and equipment, net of accumulated depletion of $4,657 in 2012 and $155 in 2011	158,427	4,561
Investment in unconsolidated ventures	41,546	64,223
Timber	12,293	14,240
Receivables, net	33,623	23,281
Prepaid expenses	6,455	2,931
Property and equipment, net of accumulated depreciation of $5,721 in 2012 and $5,164 in 2011	4,859	5,178
Deferred tax asset, net	54,748	72,942
Goodwill and other intangible assets	63,868	5,451
Other assets	15,104	18,400
TOTAL ASSETS	918,434	794,857
LIABILITIES AND EQUITY
Accounts payable	25,800	5,044
Accrued employee compensation and benefits	5,667	1,421
Accrued property taxes	4,231	4,986
Accrued interest	1,168	1,086
Income taxes payable	587	8,501
Other accrued expenses	15,168	7,716
Other liabilities	38,203	33,304
Debt	294,063	221,587
TOTAL LIABILITIES	384,887	283,645
COMMITMENTS AND CONTINGENCIES
Forestar Group Inc. shareholders' equity:
Common stock, par value $1.00 per share, 200,000,000 authorized shares, 36,946,603 issued at December 31, 2012 and 36,835,732 issued at December 31, 2011	36,947	36,836
Additional paid-in capital	407,206	398,517
Retained earnings	121,097	108,155
Treasury stock, at cost, 2,327,623 shares at December 31, 2012 and 2,212,876 shares at December 31, 2011	(35,762)	(33,982)
Total Forestar Group Inc. shareholders' equity	529,488	509,526
Noncontrolling interests	4,059	1,686
TOTAL EQUITY	533,547	511,212
TOTAL LIABILITIES AND EQUITY	$ 918,434	$ 794,857